Equity (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Movements in Treasury Shares

The movements in treasury shares for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Balance at the beginning of the year	3,505	3,493	3,497
Acquisitions during the year	3	4	17,706
Disposals during the year	(15)	—	(34)
Share exchange	—	—	(2,885)

Balance at the end of the year	3,493	3,497	18,284